Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Accrued remediation obligations	$ 6	$ 8
Undiscounted obligations expected to be paid over the next in years	100
Site Contingency, Accrual, Undiscounted Amount	20
Operating Leases, Future Minimum Payments Due, Next Twelve Months	12
Operating Leases, Future Minimum Payments, Due in Two Years	11
Operating Leases, Future Minimum Payments, Due in Three Years	8
Capital Leases, Future Minimum Payments Due in Four Years	7
Operating Leases, Future Minimum Payments, Due in Four Years	6
Operating Leases, Future Minimum Payments, Due Thereafter	15
Total Future Minimum Lease Payments	59
Operating Leases, Rent Expense	$ 25	$ 23	$ 22